Provision for Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance as of January 1,	$ 139	$ 169	$ 195
Increases from tax positions taken during prior periods	1	16
Decreases from tax positions taken during prior periods	(4)	(25)	(12)
Increases from tax positions taken during current period	7	2	10
Decreases relating to settlements with the tax authorities		(23)	(24)
Balance as of December 31,	$ 143	$ 139	$ 169